CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of outstanding notes

A summary of the outstanding notes at March 31, 2021, are as follows:

Debtor	Date of Issuance	Default Date	Principal Amount	Default Penalty	Default Interest	Warrants Issued	Term	Exercise Price	Amortization of Warrants	Accrued Interest
GS Capital	10/30/2019	4/16/2020	$125,000	$65,808	24%	50,000	5	$2.00	$23,867	$45,992
Power Up #1	10/24/2019	4/16/2020	106,000	114,224	22%	—	—	—	—	50,438
Peak One	10/23/2019	4/16/2020	120,000	36,000	18%	50,000	5	2.00	21,606	26,849
Tangiers	10/23/2019	4/16/2020	106,300	48.261	18%	50,000	5	2.00	21,116	30,702
FirstFire	11/20/2019	4/16/2020	125,000	65,541	24%	50,000	5	2.00	17,979	45,753
Power Up #2	12/30/2019	4/16/2020	54,600	57,185	22%	—	—	—	—	24,807
EMA Financial	01/10/2020	4/16/2020	125,000	135,158	24%	50,000	5	2.00	5,948	61,030
Crown Bridge	02/20/2020	4/16/2020	55,000	28,015	15%	22,000	5	2.00	6,763	12,250
Power Up #3	02/19/2020	4/16/2020	56,600	58,039	22%	—	—	—	—	24,835
Power Up #4	03/18/2020	4/16/2020	64,900	65,725	22%	—	—	—	—	27,890
			$938,400	$673,956		272,000			$97,279	$350,545

A summary of the outstanding notes at December 31, 2020, are as follows:

Debtor	Date of Issuance	Default Date	Principal Amount	Default Penalty	Default Interest	Warrants Issued	Term	Exercise Price	Amortization of Warrants	Accrued Interest
GS Capital	10/30/2019	4/16/2020	$125,000	$65,808	24%	50,000	5	$2.00	$23,867	$34,700
Power Up #1	10/24/2019	4/16/2020	106,000	114,224	22%	—	—	—	—	38,491
Peak One	10/23/2019	4/16/2020	120,000	36,000	18%	50,000	5	2.00	21,606	19,925
Tangiers	10/23/2019	4/16/2020	106,300	48.261	18%	50,000	5	2.00	21,116	23,842
FirstFire	11/20/2019	4/16/2020	125,000	65,541	24%	50,000	5	2.00	17,979	34,477
Power Up #2	12/30/2019	4/16/2020	54,600	57,185	22%	—	—	—	—	18,743
EMA Financial	01/10/2020	4/16/2020	125,000	135,158	24%	50,000	5	2.00	5,948	44,357
Crown Bridge	02/20/2020	4/16/2020	55,000	28,015	15%	22,000	5	2.00	6,763	9,180
Power Up #3	02/19/2020	4/16/2020	56,600	58,039	22%	—	—	—	—	18,616
Power Up #4	03/18/2020	4/16/2020	64,900	65,725	22%	—	—	—	—	20,804
			$938,400	$673,956		272,000			$97,279	$263,135

Schedule of convertible notes payable

Convertible notes payable consists of the following at March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
Principal balance	$938,400	$938,400
Default Penalty	673,956	673,056
Unamortized debt discount	-	-
Unamortized debt premium	-	-
Outstanding, net of debt discount and premium	$1,612,356	$1,612,356

Convertible notes payable consists of the following at December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019
Principal balance	$938,400	$886,900
Default penalty	673,956	—
Unamortized debt discount	—	(60,038)
Unamortized debt premium	—	24,121
Outstanding, net of debt discount and premium	$1,612,356	$850,983